Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Liabilities
(7)	Accrued Liabilities

Accrued Liabilities consists of the following:

	September 30,	December 31,
	2023	2022
Accrued liabilities	$3,404	$2,905
Accrued bonus	2,706	2,896
Accrued vacation	475	329
Accrued payroll	15	247
Total accrued liabilities	$6,600	$6,377

(7)Accrued Liabilities

Accrued liabilities consists of the following:

	December 31,
	2022	2021
Accrued liabilities	$2,905	$2,910
Accrued incentives	2,896	1,562
Accrued vacation	329	271
Accrued payroll	247	226
	$6,377	$4,969